Form N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Harbor ETF Trust
Entity Central Index Key	0001860434
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Dec. 16, 2025